Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.19%	5.48%
Interest crediting rate (for cash balance plans)	4.48%	4.50%
Rate of compensation increase	3.60%	3.70%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.22%	5.49%
Health care cost trend rate
Before age 65	7.00%	6.00%
Age 65 and after	6.00%	6.00%
Assumed ultimate medical inflation rate	4.50%	4.75%
Year in which ultimate rate is reached	2034	2033